PFI Prospectus | High Yield Fund [Member]
HIGH YIELD FUND
Objective:
The Fund seeks to provide a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | PFI Prospectus | High Yield Fund [Member] | High Yield Fund, Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - High Yield Fund [Member]	High Yield Fund, Class R-6
Management Fees (as a percentage of Assets)	0.51%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	176.25%	[1]
Expenses (as a percentage of Assets)	176.76%
Fee Waiver or Reimbursement	(176.10%)	[2]
Net Expenses (as a percentage of Assets)	0.66%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.66% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - High Yield Fund [Member]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
High Yield Fund, Class R-6 | USD ($)	67	5,048	5,121	5,213

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.1% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). The Fund also invests in bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging countries. Under normal circumstances, the Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays US High Yield 2% Issuer Capped Index, which as of December 31, 2015 was 4.34 years.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.72% in securities rated Aaa	7.14% in securities rated Baa	12.03% in securities rated Caa	0.24% in securities rated D
0.00% in securities rated Aa	40.68% in securities rated Ba	0.00% in securities rated Ca	1.30% in securities not rated
0.11% in securities rated A	36.78% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Bank Loans Risk. Changes in economic conditions are likely to cause issuers of bank loans (also known as senior floating rate interests) to be unable to meet their obligations. In addition, the value of the collateral securing the loan may decline, causing a loan to be substantially unsecured. Underlying credit agreements governing the bank loans, reliance on market makers, priority of repayment and overall market volatility may harm the liquidity of loans.
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
Using the historical performance of the Fund's Class A shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the Fund's Class R-6 shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class A shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for Class R-6 shares (without respect to sales charges, which are not applicable to Class R-6). These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class A shares, which were first sold April 8, 1998.

Total Returns as of December 31 (Class R-6 shares)	[1]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(11.89)%

Average Annual Total Returns - PFI Prospectus - High Yield Fund [Member]	Label	1 Year	5 Years	10 Years
Barclays U.S. Corporate High Yield 2% Issuer Capped Index [Member]	Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)	(4.43%)	5.03%	6.95%
High Yield Fund, Class R-6	Class R-6 Return Before Taxes	(2.92%)	4.84%	6.88%
High Yield Fund, Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	(5.30%)	1.83%	3.73%
High Yield Fund, Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distribution and Sale of Fund Shares	(1.57%)	2.63%	4.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

PFI Prospectus | International Emerging Markets Fund [Member]
INTERNATIONAL EMERGING MARKETS FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | PFI Prospectus | International Emerging Markets Fund [Member] | International Emerging Markets Fund, Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - International Emerging Markets Fund [Member]	International Emerging Markets Fund, Class R-6
Management Fees (as a percentage of Assets)	1.18%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	176.31%	[1]
Expenses (as a percentage of Assets)	177.49%
Fee Waiver or Reimbursement	(176.16%)	[2]
Net Expenses (as a percentage of Assets)	1.33%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.33% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - International Emerging Markets Fund [Member]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International Emerging Markets Fund, Class R-6 | USD ($)	135	5,061	5,135	5,233

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. Emerging market companies are:

•	companies with their principal place of business or principal office in emerging market countries or

•	companies whose principal securities trading market is an emerging market country.
Here, "emerging market country" means any country which is considered to be an emerging country by the international financial community (including the MSCI Emerging Markets Index or Barclays Emerging Markets USD Aggregate Bond Index). These countries generally exclude the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. The Fund invests in equity securities of small, medium, and large market capitalization companies.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
Using the historical performance of the Fund's Class R-3 shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the Fund's Class R-6 shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class R-6 shares)	[2]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	28.85%
Lowest return for a quarter during the period of the bar chart above:	Q3 '08	(29.17)%

Average Annual Total Returns - PFI Prospectus - International Emerging Markets Fund [Member]	Label	1 Year	5 Years	10 Years
MSCI-Emerging Markets NDTR D Index [Member]	MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)	(14.92%)	(4.81%)	3.61%
International Emerging Markets Fund, Class R-6	Class R-6 Return Before Taxes	(14.14%)	(5.17%)	2.83%
International Emerging Markets Fund, Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	(13.83%)	(5.04%)	2.32%
International Emerging Markets Fund, Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distribution and Sale of Fund Shares	(7.61%)	(3.56%)	2.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

PFI Prospectus | International Fund I [Member]
INTERNATIONAL FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | PFI Prospectus | International Fund I [Member] | International I Fund, Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - International Fund I [Member]	International I Fund, Class R-6
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	176.28%	[1]
Expenses (as a percentage of Assets)	177.18%
Fee Waiver or Reimbursement	(176.13%)	[2]
Net Expenses (as a percentage of Assets)	1.05%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.05% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - International Fund I [Member]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International I Fund, Class R-6 | USD ($)	107	5,056	5,129	5,225

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in foreign equity securities. Usually, the Fund's investments are diversified across many different countries and regions, including countries with emerging markets. The Fund typically invests in foreign securities of at least ten countries. The Fund invests in equity securities of small, medium, and large market capitalization companies.
The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the Fund's Class R-6 shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Institutional Class shares, which were first sold December 29, 2003.

Total Returns as of December 31 (Class R-6 shares)	[3]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	22.60%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘11	(22.83)%

Average Annual Total Returns - PFI Prospectus - International Fund I [Member]	Label	1 Year	5 Years	10 Years
MSCI ACWI Ex-U.S. Index [Member]	MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses, or taxes)	(5.66%)	1.06%	2.92%
International I Fund, Class R-6	Class R-6 Return Before Taxes	0.86%	4.42%	3.37%
International I Fund, Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	0.75%	4.12%	2.87%
International I Fund, Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distribution and Sale of Fund Shares	0.71%	3.50%	2.86%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

PFI Prospectus | MidCap Fund f/k/a Midcap Blend [Member]
MIDCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | PFI Prospectus | MidCap Fund f/k/a Midcap Blend [Member] | MidCap Fund, Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap Fund f/k/a Midcap Blend [Member]	MidCap Fund, Class R-6
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	176.25%	[1]
Expenses (as a percentage of Assets)	176.84%
Fee Waiver or Reimbursement	(176.10%)	[2]
Net Expenses (as a percentage of Assets)	0.74%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.74% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap Fund f/k/a Midcap Blend [Member]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap Fund, Class R-6 | USD ($)	76	5,050	5,123	5,216

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.6% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this Fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the Russell Midcap® Index (as of December 31, 2015, this range was between approximately $383.0 million and $30.4 billion). The Fund invests in foreign securities.
The Fund invests in equity securities with growth and/or value characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
Using the historical performance of the Fund's Class R-3 shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the Fund's Class R-6 shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class R-6 shares)	[4]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	17.50%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(23.86)%

Average Annual Total Returns - PFI Prospectus - MidCap Fund f/k/a Midcap Blend [Member]	Label	1 Year	5 Years	10 Years
Russell Midcap Index [Member]	Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	(2.44%)	11.44%	8.00%
MidCap Fund, Class R-6	Class R-6 Return Before Taxes	0.96%	13.89%	9.77%
MidCap Fund, Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	(0.50%)	12.88%	8.77%
MidCap Fund, Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distribution and Sale of Fund Shares	1.72%	11.14%	7.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

PFI Prospectus | MidCap S&P 400 Index Fund [Member]
MIDCAP S&P 400 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | PFI Prospectus | MidCap S&P 400 Index Fund [Member] | MidCap S&P 400 Index Fund, Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - MidCap S&P 400 Index Fund [Member]	MidCap S&P 400 Index Fund, Class R-6
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	176.26%	[1]
Expenses (as a percentage of Assets)	176.41%
Fee Waiver or Reimbursement	(176.16%)	[2]
Net Expenses (as a percentage of Assets)	0.25%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - MidCap S&P 400 Index Fund [Member]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MidCap S&P 400 Index Fund, Class R-6 | USD ($)	26	5,038	5,111	5,200

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe. As of December 31, 2015, the market capitalization range of the companies comprising the Index was between approximately $661.0 million and $12.6 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
“Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures contracts involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the futures contract; possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities in which the ETF invests or that comprise the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
Using the historical performance of the Fund's Class R-3 shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the Fund's Class R-6 shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class R-6 shares)	[5]

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	19.70%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.85)%

Average Annual Total Returns - PFI Prospectus - MidCap S&P 400 Index Fund [Member]	Label	1 Year	5 Years	10 Years
S&P 400 MidCap Stock Index [Member]	S&P Midcap 400 Index (reflects no deduction for fees, expenses, or taxes)	(2.18%)	10.68%	8.18%
MidCap S&P 400 Index Fund, Class R-6	Class R-6 Return Before Taxes	(2.88%)	9.85%	7.37%
MidCap S&P 400 Index Fund, Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	(4.49%)	8.70%	6.45%
MidCap S&P 400 Index Fund, Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distribution and Sale of Fund Shares	(0.32%)	7.79%	5.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

PFI Prospectus | Real Estate Securities Fund [Member]
REAL ESTATE SECURITIES FUND
Objective:
The Fund seeks to generate a total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	USD ($)
Shareholder Fee, Other | PFI Prospectus | Real Estate Securities Fund [Member] | Real Estate Securities Fund, Class R-6	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Real Estate Securities Fund [Member]	Real Estate Securities Fund, Class R-6
Management Fees (as a percentage of Assets)	0.82%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	176.25%	[1]
Expenses (as a percentage of Assets)	177.07%
Fee Waiver or Reimbursement	(176.10%)	[2]
Net Expenses (as a percentage of Assets)	0.97%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.97% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Real Estate Securities Fund [Member]	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Real Estate Securities Fund, Class R-6 | USD ($)	99	5,055	5,128	5,223

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase. A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs") and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund invests in equity securities of small, medium, and large market capitalization companies.
REITs are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code.
The Fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry.
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Industry Concentration Risk. A fund that concentrates investments in a particular industry or group of industries has greater exposure than other funds to market, economic and other factors affecting that industry or group of industries.

•
Real Estate. A fund concentrating in the real estate industry can be subject to the risks associated with direct ownership of real estate, securities of companies in the real estate industry, and/or real estate investment trusts.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.
Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class R-6 - www.principal.com.
Using the historical performance of the Fund's Class R-3 shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class R-6 shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for the Fund's Class R-6 shares and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Class R-6 shares)	[6]

Highest return for a quarter during the period of the bar chart above:	Q3 '09	33.05%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(33.90)%

Average Annual Total Returns - PFI Prospectus - Real Estate Securities Fund [Member]	Label	1 Year	5 Years	10 Years
MSCI US REIT Index [Member]	MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	2.52%	11.88%	7.35%
Real Estate Securities Fund, Class R-6	Class R-6 Return Before Taxes	3.76%	12.35%	7.80%
Real Estate Securities Fund, Class R-6 | After Taxes on Distributions	Class R-6 Return After Taxes on Distributions	1.93%	10.80%	6.22%
Real Estate Securities Fund, Class R-6 | After Taxes on Distributions and Sales	Class R-6 Return After Taxes on Distribution and Sale of Fund Shares	3.12%	9.47%	5.98%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R-6 shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Fund [Member]
SMALLCAP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 83 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - SmallCap Fund [Member]	SmallCap Fund, Class A [Member]	SmallCap Fund, Class C [Member]	SmallCap Fund, Class J [Member]	SmallCap Fund, Class P	SmallCap Fund, Institutional Class [Member]	SmallCap Fund, Class R-1 [Member]	SmallCap Fund, Class R-2 [Member]	SmallCap Fund, Class R-3 [Member]	SmallCap Fund, Class R-4 [Member]	SmallCap Fund, Class R-5 [Member]	SmallCap Fund, Class R-6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	1.00%	none	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Fund [Member]	SmallCap Fund, Class A [Member]	SmallCap Fund, Class C [Member]		SmallCap Fund, Class J [Member]		SmallCap Fund, Class P		SmallCap Fund, Institutional Class [Member]		SmallCap Fund, Class R-1 [Member]	SmallCap Fund, Class R-2 [Member]	SmallCap Fund, Class R-3 [Member]	SmallCap Fund, Class R-4 [Member]	SmallCap Fund, Class R-5 [Member]	SmallCap Fund, Class R-6
Management Fees (as a percentage of Assets)	0.75%	0.75%		0.75%		0.75%		0.75%		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	1.00%		0.15%	[1]	none		none		0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.23%	0.32%		0.13%		1.06%		0.04%		0.54%	0.46%	0.33%	0.29%	0.27%	176.26%	[2]
Acquired Fund Fees and Expenses	0.05%	0.05%		0.05%		0.05%		0.05%		0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)	1.28%	2.12%		1.08%		1.86%		0.84%		1.69%	1.56%	1.38%	1.19%	1.07%	177.06%
Fee Waiver or Reimbursement	none	none	[3]	none		(0.86%)	[3]	none	[3]	none	none	none	none	none	(176.11%)	[3]
Net Expenses (as a percentage of Assets)	1.28%	2.12%		1.08%		1.00%		0.84%		1.69%	1.56%	1.38%	1.19%	1.07%	0.95%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C, 0.80% for Institutional Class, and 0.90% for R-6 shares. In addition for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Fund, Class A [Member]	673	934	1,214	2,010
SmallCap Fund, Class C [Member]	315	664	1,139	2,452
SmallCap Fund, Class J [Member]	210	343	595	1,317
SmallCap Fund, Class P	102	472	898	2,085
SmallCap Fund, Institutional Class [Member]	86	268	466	1,037
SmallCap Fund, Class R-1 [Member]	172	533	918	1,998
SmallCap Fund, Class R-2 [Member]	159	493	850	1,856
SmallCap Fund, Class R-3 [Member]	140	437	755	1,657
SmallCap Fund, Class R-4 [Member]	121	378	654	1,443
SmallCap Fund, Class R-5 [Member]	109	340	590	1,306
SmallCap Fund, Class R-6	97	5,054	5,127	5,222

With respect to Classes C and J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption - PFI Prospectus - SmallCap Fund [Member] - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
SmallCap Fund, Class C [Member]	215	664	1,139	2,452
SmallCap Fund, Class J [Member]	110	343	595	1,317

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.2% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000® Index (as of December 31, 2015, this range was between approximately $15.0 million and $6.4 billion).
The Fund invests in equity securities with value and/or growth characteristics and constructs an investment portfolio that has a blend of equity securities with these characteristics. Investing in value equity securities is an investment strategy that emphasizes buying equity securities that appear to be undervalued. The growth orientation selection emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund does not have a policy of preferring one of these categories over the other.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class C shares (January 16, 2007), Class P shares (June 3, 2014), and Class R-6 shares (November 22, 2016), the performance shown in the table for these classes is based on the performance of the Fund's Class R-3 shares, adjusted to reflect the respective fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for the newer class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the R-3 Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Class A shares)	[7]

Highest return for a quarter during the period of the bar chart above:	Q4 '11	17.97%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(26.29)%

Average Annual Total Returns - PFI Prospectus - SmallCap Fund [Member]	Label	1 Year	5 Years	10 Years
Russell 2000 Index [Member]	Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	(4.41%)	9.19%	6.80%
SmallCap Fund, Class A [Member]	Class A Return Before Taxes	(5.95%)	10.12%	5.72%
SmallCap Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(6.76%)	8.89%	4.84%
SmallCap Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(2.69%)	7.95%	4.55%
SmallCap Fund, Class C [Member]	Class C Return Before Taxes	(2.26%)	10.48%	5.54%
SmallCap Fund, Class J [Member]	Class J Return Before Taxes	(1.31%)	11.49%	6.50%
SmallCap Fund, Class P	Class P Return Before Taxes	(0.23%)	11.47%	6.47%
SmallCap Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(0.04%)	11.94%	6.98%
SmallCap Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(0.86%)	10.99%	6.06%
SmallCap Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(0.80%)	11.13%	6.20%
SmallCap Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(0.58%)	11.34%	6.41%
SmallCap Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(0.37%)	11.54%	6.65%
SmallCap Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(0.27%)	11.68%	6.72%
SmallCap Fund, Class R-6	Class R-6 Return Before Taxes	(0.58%)	11.34%	6.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Growth Fund I [Member]
SMALLCAP GROWTH FUND I
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap Growth I Fund, Class J [Member]	SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | SmallCap Growth Fund I [Member]	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Growth Fund I [Member]		SmallCap Growth I Fund, Class J [Member]		SmallCap Growth I Fund, Institutional Class [Member]	SmallCap Growth I Fund, Class R-1 [Member]	SmallCap Growth I Fund, Class R-2 [Member]	SmallCap Growth I Fund, Class R-3 [Member]	SmallCap Growth I Fund, Class R-4 [Member]	SmallCap Growth I Fund, Class R-5 [Member]	SmallCap Growth Fund I, Class R-6 Shares
Management Fees (as a percentage of Assets)		1.07%		1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Distribution and Service (12b-1) Fees		0.15%	[1]	none	0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		0.24%		0.02%	0.53%	0.45%	0.32%	0.28%	0.26%	211.12%
Acquired Fund Fees and Expenses		0.01%		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.47%		1.10%	1.96%	1.83%	1.65%	1.46%	1.34%	212.20%
Fee Waiver or Reimbursement	[2],[3]	(0.07%)		(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(0.07%)	(211.13%)
Net Expenses (as a percentage of Assets)		1.40%		1.03%	1.89%	1.76%	1.58%	1.39%	1.27%	1.07%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.072% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class J, 1.02% for Institutional, 1.88% for Class R-1, 1.75% for Class R-2, 1.57% for Class R-3, 1.38% for Class R-4, 1.26% for Class R-5, and 1.06% for Class R-6 shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Growth Fund I [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Growth I Fund, Class J [Member]	243	456	794	1,749
SmallCap Growth I Fund, Institutional Class [Member]	105	340	597	1,332
SmallCap Growth I Fund, Class R-1 [Member]	192	606	1,049	2,278
SmallCap Growth I Fund, Class R-2 [Member]	179	566	982	2,140
SmallCap Growth I Fund, Class R-3 [Member]	161	511	888	1,947
SmallCap Growth I Fund, Class R-4 [Member]	142	452	788	1,738
SmallCap Growth I Fund, Class R-5 [Member]	129	415	725	1,604
SmallCap Growth Fund I, Class R-6 Shares	109	5,025	5,048	4,618	[1]
[1]	As of October 31, 2015, Class R-6 of SmallCap Growth Fund I had approximately $10,000 in net assets; therefore the example calculation renders unusual cost examples for years other than those during which the expense reimbursement is in place.

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | SmallCap Growth Fund I [Member] | SmallCap Growth I Fund, Class J [Member] | USD ($)	143	456	794	1,749

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations equal to or smaller than the greater of: 1) $6.0 billion or 2) the highest market capitalization of the companies comprising the Russell 2000® Growth Index (as of December 31, 2015, the range was between approximately $19.0 million and $6.4 billion). The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 25, 2014), the performance shown in the table for Class R-6 shares is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the fees and expenses of Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on December 6, 2000.

Total Returns as of December 31 (Institutional Class shares)	[8]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	19.78%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(29.22)%

Average Annual Total Returns - PFI Prospectus - SmallCap Growth Fund I [Member]	Label	1 Year	5 Years	10 Years
Russell 2000 Growth Index [Member]	Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	(1.38%)	10.67%	7.95%
SmallCap Growth I Fund, Class J [Member]	Class J Return Before Taxes	(0.14%)	10.53%	7.79%
SmallCap Growth I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	1.19%	11.11%	8.52%
SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(0.83%)	8.74%	7.12%
SmallCap Growth I Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	2.33%	8.77%	6.89%
SmallCap Growth I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	0.40%	10.15%	7.59%
SmallCap Growth I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	0.51%	10.28%	7.74%
SmallCap Growth I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	0.68%	10.49%	7.94%
SmallCap Growth I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	0.93%	10.71%	8.15%
SmallCap Growth I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	0.99%	10.83%	8.26%
SmallCap Growth Fund I, Class R-6 Shares	Class R-6 Return Before Taxes	1.19%	11.09%	8.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | SmallCap S&P 600 Index Fund [Member]
SMALLCAP S&P 600 INDEX FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SmallCap S&P 600 Index Fund, Class J [Member]	SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]	SmallCap S&P 600 Index Fund, Class R-6
Maximum Deferred Sales Charge (as a percentage) | PFI Prospectus | SmallCap S&P 600 Index Fund [Member]	1.00%	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap S&P 600 Index Fund [Member]	SmallCap S&P 600 Index Fund, Class J [Member]		SmallCap S&P 600 Index Fund, Institutional Class [Member]	SmallCap S&P 600 Index Fund, Class R-1 [Member]	SmallCap S&P 600 Index Fund, Class R-2 [Member]	SmallCap S&P 600 Index Fund, Class R-3 [Member]	SmallCap S&P 600 Index Fund, Class R-4 [Member]	SmallCap S&P 600 Index Fund, Class R-5 [Member]	SmallCap S&P 600 Index Fund, Class R-6
Management Fees (as a percentage of Assets)	0.15%		0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.15%	[1]	none	0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):	0.14%		0.05%	0.54%	0.46%	0.33%	0.29%	0.27%	176.26%	[2]
Expenses (as a percentage of Assets)	0.44%		0.20%	1.04%	0.91%	0.73%	0.54%	0.42%	176.41%
Fee Waiver or Reimbursement	none		none	none	none	none	none	none	(176.16%)	[3]
Net Expenses (as a percentage of Assets)	0.44%		0.20%	1.04%	0.91%	0.73%	0.54%	0.42%	0.25%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 31, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Based on estimated amounts for the current fiscal year (R-6).
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.25% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap S&P 600 Index Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap S&P 600 Index Fund, Class J [Member]	145	141	246	555
SmallCap S&P 600 Index Fund, Institutional Class [Member]	20	64	113	255
SmallCap S&P 600 Index Fund, Class R-1 [Member]	106	331	574	1,271
SmallCap S&P 600 Index Fund, Class R-2 [Member]	93	290	504	1,120
SmallCap S&P 600 Index Fund, Class R-3 [Member]	75	233	406	906
SmallCap S&P 600 Index Fund, Class R-4 [Member]	55	173	302	677
SmallCap S&P 600 Index Fund, Class R-5 [Member]	43	135	235	530
SmallCap S&P 600 Index Fund, Class R-6	26	5,038	5,111	5,200

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | SmallCap S&P 600 Index Fund [Member] | SmallCap S&P 600 Index Fund, Class J [Member] | USD ($)	45	141	246	555

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19.9% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The Index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. As of December 31, 2015, the market capitalization range of the companies comprising the Index was between approximately $58.0 million and $4.5 billion. The Fund employs a passive investment approach designed to attempt to track the performance of the Index. The Fund utilizes derivative strategies and exchange-traded funds ("ETFs"). A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund invests in index futures and equity ETFs on a daily basis to gain exposure to the Index in an effort to minimize tracking error relative to the benchmark.

Note:
"Standard & Poor's SmallCap 600" and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by S&P Global and S&P Global makes no representation regarding the advisability of investing in the Fund.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

•
Futures. Futures involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the future,; possible lack of a liquid secondary market for a future and the resulting inability to close a future when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.
Exchange-Traded Funds ("ETFs") Risk. An ETF is subject to the risks associated with direct ownership of the securities in which the ETF invests or that comprise the index on which the ETF is based. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.
Index Fund Risk. More likely than not, an index fund will underperform the index due to cashflows and the fees and expenses of the fund. The correlation between fund performance and index performance may also be affected by changes in securities markets, changes in the composition of the index and the timing of purchases and sales of fund shares.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Class J - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class R-6 shares (November 22, 2016), the performance shown in the table for Class R-6 shares is based on the performance of the Fund’s Class R-3 shares, adjusted to reflect the fees and expenses of Class R-6 shares. Where this adjustment for fees and expenses results in performance for Class R-6 shares that is higher than the historical performance of the Class R-3 shares, the historical performance of the Class R-3 shares is used for Class R-6 shares. These adjustments for Class R-6 shares result in performance for such periods that is no higher than the historical performance of the Fund's Class R-3 shares, which were first sold December 6, 2000.

Total Returns as of December 31 (Institutional Class shares)(1)	[9]

Highest return for a quarter during the period of the bar chart above:	Q2 '09	20.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(25.21)%

Average Annual Total Returns - PFI Prospectus - SmallCap S&P 600 Index Fund [Member]	Label	1 Year	5 Years	10 Years
S&P SmallCap 600 Stock Index [Member]	S&P SmallCap 600 Index (reflects no deduction for fees, expenses, or taxes)	(1.97%)	11.48%	8.01%
SmallCap S&P 600 Index Fund, Class J [Member]	Class J Return Before Taxes	(3.39%)	10.75%	7.21%
SmallCap S&P 600 Index Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(2.22%)	11.20%	7.79%
SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	(4.40%)	10.02%	6.74%
SmallCap S&P 600 Index Fund, Institutional Class [Member] | After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	0.04%	8.83%	6.20%
SmallCap S&P 600 Index Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(3.05%)	10.26%	6.88%
SmallCap S&P 600 Index Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(2.92%)	10.41%	7.02%
SmallCap S&P 600 Index Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(2.76%)	10.60%	7.21%
SmallCap S&P 600 Index Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(2.58%)	10.81%	7.41%
SmallCap S&P 600 Index Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(2.46%)	10.95%	7.54%
SmallCap S&P 600 Index Fund, Class R-6	Class R-6 Return Before Taxes	(2.76%)	10.60%	7.21%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.

PFI Prospectus | SmallCap Value Fund II [Member]
SMALLCAP VALUE FUND II
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 83 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - SmallCap Value Fund II [Member]	SmallCap Value Fund II, Class A	SmallCap Value II Fund, Class J [Member]	SmallCap Value Fund II, Class P	SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.50%	none	none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none	none	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - SmallCap Value Fund II [Member]		SmallCap Value Fund II, Class A		SmallCap Value II Fund, Class J [Member]		SmallCap Value Fund II, Class P		SmallCap Value II Fund, Institutional Class [Member]	SmallCap Value II Fund, Class R-1 [Member]	SmallCap Value II Fund, Class R-2 [Member]	SmallCap Value II Fund, Class R-3 [Member]	SmallCap Value II Fund, Class R-4 [Member]	SmallCap Value II Fund, Class R-5 [Member]	SmallCap Value Fund II, Class R-6 Shares
Management Fees (as a percentage of Assets)		0.98%		0.98%		0.98%		0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and Service (12b-1) Fees		0.25%		0.15%	[1]	none		none	0.35%	0.30%	0.25%	0.10%	none	none
Other Expenses (as a percentage of Assets):		1.77%		0.27%		48.80%		0.02%	0.54%	0.46%	0.33%	0.29%	0.27%	216.49%
Acquired Fund Fees and Expenses		0.03%		0.03%		0.03%		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Expenses (as a percentage of Assets)		3.03%		1.43%		49.81%		1.03%	1.90%	1.77%	1.59%	1.40%	1.28%	217.50%
Fee Waiver or Reimbursement	[2]	(1.55%)	[3]	(0.02%)		(48.62%)	[3]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(216.46%)	[3]
Net Expenses (as a percentage of Assets)		1.48%		1.41%		1.19%		1.01%	1.88%	1.75%	1.57%	1.38%	1.26%	1.04%
[1]	Expense information in the table has been restated to reflect current fees. Effective December 30, 2015, the Distribution and/or Service (12b-1) Fees for Class J shares were reduced.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2018. The fee waiver will reduce the Fund's Management Fees by 0.024% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[3]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund's expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, and 1.01% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20% (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - SmallCap Value Fund II [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
SmallCap Value Fund II, Class A	692	1,249	1,880	3,572
SmallCap Value II Fund, Class J [Member]	244	450	779	1,711
SmallCap Value Fund II, Class P	121	5,982	8,428	9,445
SmallCap Value II Fund, Institutional Class [Member]	103	325	566	1,257
SmallCap Value II Fund, Class R-1 [Member]	191	594	1,024	2,220
SmallCap Value II Fund, Class R-2 [Member]	178	555	957	2,082
SmallCap Value II Fund, Class R-3 [Member]	160	499	863	1,887
SmallCap Value II Fund, Class R-4 [Member]	140	440	763	1,677
SmallCap Value II Fund, Class R-5 [Member]	128	404	700	1,543
SmallCap Value Fund II, Class R-6 Shares	106	5,153	5,235	4,138

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | SmallCap Value Fund II [Member] | SmallCap Value II Fund, Class J [Member] | USD ($)	144	450	779	1,711

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.8% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. For this Fund, companies with small market capitalizations are those with market capitalizations of one or both of the following: $3.5 billion or less, or within the range of companies composing the Russell 2000® Value Index (as of December 31, 2015, this range was between approximately $15.0 million and $5.1 billion). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in real estate investment trusts ("REITs").
Principal Management Corporation invests between 10% and 30% of the Fund's assets in equity securities in an attempt to match or exceed the performance of the Fund's benchmark index (listed in the Average Annual Total Returns table) by purchasing securities in the index while slightly overweighting and underweighting certain individual equity securities relative to their weight in the index. The Fund's remaining assets are managed by the sub-advisors.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

•
Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

Real Estate Investment Trusts (“REITs”) Risk. In addition to risks associated with investing in real estate securities, REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. Investment in REITs also involves risks similar to risks of investing in small market capitalization companies, such as limited financial resources, less frequent and limited volume trading, and may be subject to more abrupt or erratic price movements than larger company securities. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code. Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the fund invests.
Real Estate Securities Risk. Investing in real estate securities subjects the fund to the risks associated with the real estate market (which are similar to the risks associated with direct ownership in real estate), including declines in real estate values, loss due to casualty or condemnation, property taxes, interest rate changes, increased expenses, cash flow of underlying real estate assets, regulatory changes (including zoning, land use and rents), and environmental problems, as well as to the risks related to the management skill and creditworthiness of the issuer.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, J, and P - www.principalfunds.com.

•	For Institutional Class and Classes R-1, R-2, R-3, R-4, R-5, and R-6 - www.principal.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (March 2, 2009), Classes A and P shares (June 3, 2014) and Class R-6 shares (November 25, 2014), the performance shown in the bar chart and the table for these classes is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the respective fees and expenses of each class. These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold on June 1, 2004.

Total Returns as of December 31 (Class A shares)	[10]

Highest return for a quarter during the period of the bar chart above:	Q3 '09	23.75%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(27.14)%

Average Annual Total Returns - PFI Prospectus - SmallCap Value Fund II [Member]	Label	1 Year	5 Years	10 Years
Russell 2000 Value Index [Member]	Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	(7.47%)	7.67%	5.57%
SmallCap Value Fund II, Class A	Class A Return Before Taxes	(9.76%)	7.73%	5.16%
SmallCap Value Fund II, Class A | After Taxes on Distributions	Class A Return After Taxes on Distributions	(12.11%)	5.73%	3.45%
SmallCap Value Fund II, Class A | After Taxes on Distributions and Sales	Class A Return After Taxes on Distribution and Sale of Fund Shares	(3.74%)	5.58%	3.72%
SmallCap Value II Fund, Class J [Member]	Class J Return Before Taxes	(5.29%)	8.82%	5.46%
SmallCap Value Fund II, Class P	Class P Return Before Taxes	(4.11%)	9.29%	6.07%
SmallCap Value II Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	(4.01%)	9.47%	6.24%
SmallCap Value II Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	(4.79%)	8.51%	5.32%
SmallCap Value II Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	(4.66%)	8.66%	5.45%
SmallCap Value II Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	(4.54%)	8.85%	5.64%
SmallCap Value II Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	(4.36%)	9.06%	5.84%
SmallCap Value II Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	(4.22%)	9.18%	5.96%
SmallCap Value Fund II, Class R-6 Shares	Class R-6 Return Before Taxes	(4.01%)	9.33%	6.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other share classes.

PFI Prospectus | Tax-Exempt Bond Fund [Member]
TAX-EXEMPT BOND FUND
Objective:
The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 83 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 6 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - PFI Prospectus - Tax-Exempt Bond Fund [Member]	Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]	Tax-Exempt Bond Fund, Class P [Member]	Tax-Exempt Bond Fund, Institutional [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage)	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PFI Prospectus - Tax-Exempt Bond Fund [Member]	Tax-Exempt Bond Fund, Class A [Member]	Tax-Exempt Bond Fund, Class C [Member]	Tax-Exempt Bond Fund, Class P [Member]		Tax-Exempt Bond Fund, Institutional [Member]
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none		none
Component1 Other Expenses	0.02%	0.02%	0.02%	[1]	0.02%	[1]
Component2 Other Expenses	0.09%	0.31%	0.14%	[1]	0.13%	[1]
Expenses (as a percentage of Assets)	0.81%	1.78%	0.61%		0.60%
Fee Waiver or Reimbursement	none	(0.16%)	(0.06%)	[2]	none	[2]
Net Expenses (as a percentage of Assets)	0.81%	1.62%	0.55%		0.60%
[1]	Based on estimated amounts for the current fiscal year (Class P and Institutional Class).
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class C, 0.53% for Class P and 0.60% for Institutional shares. It is expected that the expense limits will continue through the period ending February 28, 2018; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - PFI Prospectus - Tax-Exempt Bond Fund [Member] - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tax-Exempt Bond Fund, Class A [Member]	455	624	808	1,339
Tax-Exempt Bond Fund, Class C [Member]	265	539	944	2,077
Tax-Exempt Bond Fund, Class P [Member]	56	187	332	754
Tax-Exempt Bond Fund, Institutional [Member]	61	192	335	750

With respect to Class C shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PFI Prospectus | Tax-Exempt Bond Fund [Member] | Tax-Exempt Bond Fund, Class C [Member] | USD ($)	165	539	944	2,077

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.0% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Many of these are from California and Illinois. Generally, municipal obligations pay interest that is exempt from federal income tax. The Fund also invests in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations and may involve leverage. The Fund may invest up to 20% of its assets in below investment grade bonds (sometimes called “high yield bonds” or "junk bonds") which are rated at the time of purchase Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P Global Ratings ("S&P Global") (if the bond has been rated by only one of those agencies, that rating will determine whether the bond is below investment grade; if the bond has not been rated by either of those agencies, the Sub-Advisor will determine whether the bond is of a quality comparable to those rated below investment grade). Under normal circumstances, the Fund maintains an average portfolio duration that is within ±50% of the duration of the Barclays Municipal Bond Index, which as of December 31, 2015 was 6.24 years.
During the fiscal year ended October 31, 2015, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

16.28% in securities rated Aaa	9.94% in securities rated Baa	0.00% in securities rated Caa	0.00% in securities rated D
38.67% in securities rated Aa	4.36% in securities rated Ba	0.00% in securities rated Ca	8.22% in securities not rated
19.08% in securities rated A	3.45% in securities rated B	0.00% in securities rated C

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.
Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.
Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas (a particular state, such as California or Illinois, or a particular country or region) has greater exposure than other funds to economic conditions and developments in those areas.
High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.
Inverse Floating Rate Investments Risk. Inverse floating rate investments are extremely sensitive to changes in interest rates and in some cases their market value may be extremely volatile.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investments may impair the fund's liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund's net asset value, or diminish the fund's performance.
Municipal Obligations Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.
Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A, C, and P - www.principalfunds.com.

•	For Institutional Class - www.principal.com.
The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges on Class A shares; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of the Institutional Class shares (May 18, 2015) and Class P shares (August 24, 2015), the performance shown in the bar chart and table for these classes is based on the performance of the Fund's Class A shares, adjusted to reflect the fees and expenses of each class. Where this adjustment for fees and expenses results in performance for a newer class that is higher than the historical performance of the Class A shares, the historical performance of the Class A shares is used for the newer class (without respect to sales charges, if not applicable to the newer class). These adjustments for these newer classes result in performance for such periods that is no higher than the historical performance of the Class A shares.
The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund, which commenced operations on January 3, 1977.

Total Returns as of December 31 (Class A shares)	[11]

Highest return for a quarter during the period of the bar chart above:	Q3 '09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	(5.96)%

Average Annual Total Returns - PFI Prospectus - Tax-Exempt Bond Fund [Member]	Label	1 Year	5 Years	10 Years
Barclays Municipal Bond Index [Member]	Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	3.30%	5.35%	4.72%
Tax-Exempt Bond Fund, Class A [Member]	Class A Return Before Taxes	(0.07%)	5.24%	3.89%
Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions	Class A Return After Taxes on Distributions	(0.07%)	5.24%	3.89%
Tax-Exempt Bond Fund, Class A [Member] | After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	1.55%	5.03%	3.97%
Tax-Exempt Bond Fund, Class C [Member]	Class C Return Before Taxes	1.98%	5.22%	3.46%
Tax-Exempt Bond Fund, Class P [Member]	Class P Return Before Taxes	3.77%	6.05%	4.29%
Tax-Exempt Bond Fund, Institutional [Member]	Institutional Class Return Before Taxes	3.96%	6.09%	4.31%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for the other classes.

[1]	The year-to-date return as of September 30, 2016 was 11.95% for Class R-6 shares.
[2]	The year-to-date return as of September 30, 2016 was 14.06% for Class R-6 shares.
[3]	The year-to-date return as of September 30, 2016 was 2.28% for Class R-6 shares.
[4]	The year-to-date return as of September 30, 2016 was 8.85% for Class R-6 shares.
[5]	The year-to-date return as of September 30, 2016 was 11.74% for Class R-6 shares.
[6]	The year-to-date return as of September 30, 2016 was 9.36% for Class R-6 shares.
[7]	The year-to-date return as of September 30, 2016 was 7.97% for Class A shares.
[8]	The year-to-date return as of September 30, 2016 was 6.90% for Institutional Class shares.
[9]	The year-to-date return as of September 30, 2016 was 13.61% for Institutional Class shares.
[10]	The year-to-date return as of September 30, 2016 was 11.43% for Class A shares.
[11]	The year-to-date return as of September 30, 2016 was 4.64% for Class A shares.